Net capital requirements (Tables)	12 Months Ended
Dec. 31, 2012
Net Capital Levels and Requirements for U.S. Registered Broker-Dealer Subsidiary

The following table sets forth the net capital levels and requirements for the Company’s U.S. registered broker-dealer subsidiary at December 31, 2012 as filed in its respective regulatory filings (in thousands):

ENTITY	NET CAPITAL	NET CAPITAL REQUIREMENT	EXCESS NET CAPITAL
Knight Capital Americas LLC	$312,005	$20,794	$291,211

Financial Resource Requirements on Significant Foreign Regulated Broker-Dealer

The following table sets forth the financial resource requirement for the following significant foreign regulated broker-dealer at December 31, 2012 (in thousands):

ENTITY	FINANCIAL RESOURCES	RESOURCE REQUIREMENT	EXCESS FINANCIAL RESOURCES
Knight Capital Europe Limited	$124,329	$37,567	$86,762